(6) Accrued Expenses	6 Months Ended
Jun. 30, 2020
Payables and Accruals [Abstract]
(6) Accrued Expenses

(6) ACCRUED EXPENSES

The major components of accrued expenses are:

	June 30, 2020	December 31, 2019
Accrued officer pay	$ 462,979	$ 342,035
Accrued professional fees - related party	128,405	128,405
Accrued professional fees - third party	384,000	384,000
Other	14,200	67,200
Total accrued expenses	$ 989,584	$ 921,640